ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 694,566	$ 639,145	$ 445,538
Operating costs and expenses	(624,528)	(600,997)	(474,580)
Operating loss	70,038	38,148	(29,042)
Non-operating income (expenses):
Foreign exchange gains (losses), net	462	(5,500)	642
Other income, net	0	0	(67)
Total non-operating expenses, net	(126,729)	(136,627)	(117,123)
Loss before income tax	(56,691)	(98,479)	(146,165)
Income tax expense	(7,606)	(7,352)	81
Net loss	(64,297)	(105,831)	(146,084)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses	(124)	(119)	0
Operating loss	(124)	(119)	0
Non-operating income (expenses):
Foreign exchange gains (losses), net	4	3	(2)
Other income, net	125	116	0
Share of results of subsidiaries	(58,770)	(96,726)	(133,515)
Total non-operating expenses, net	(58,641)	(96,607)	(133,517)
Loss before income tax	(58,765)	(96,726)	(133,517)
Income tax expense	0	0	0
Net loss	$ (58,765)	$ (96,726)	$ (133,517)